SCHEDULE OF OPERATING LEASE SUPPLEMENTAL CASH FLOWS INFORMATION (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flows information
Cash paid for amounts included in the measurement of lease liability operating cash flows from operating lease	$ 8,638	$ 7,764
Operating lease asset obtained in exchange for operating lease obligations operating lease	$ 8,360	$ 9,439
Remaining lease term operating lease	2 years 6 months	3 years 6 months
Discount rate operating lease	5.15%	5.76%